Supplement to the
Fidelity Asset Manager® Funds
November 29, 2014
Prospectus

Effective October 1, 2015, the Adviser replaced the MSCI EAFE Index with the MSCI ACWI ex USA Index as a component of each fund's composite benchmark.

The following information replaces the similar information for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, found under the heading "Purchase and Sale of Shares" in each fund's "Fund Summary" section on pages 5, 8, 11, 14, 17, 20, and 23, respectively.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA, Keogh, Investment Only Retirement accounts, and effective January 1, 2016, Health Savings Accounts recordkept by Fidelity	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The following information replaces the similar information for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, found under the heading "Investment Details" in each fund's "Fund Basics" section on pages 25, 26, 27, 28, 29, 30, and 31, respectively.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund's assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund's allocation to the stock class.

AR-15-03  October 1, 2015
1.899421.109

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85% Institutional Class
November 29, 2014
Prospectus

Effective October 1, 2015, the Adviser replaced the MSCI EAFE Index with the MSCI ACWI ex USA Index as a component of each fund's composite benchmark.

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, found under the heading "Investment Details" in each fund's "Fund Basics" section on pages 25, 26, 27, 28, 29, 30, and 31, respectively.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund's assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund's allocation to the stock class.

AARI-15-03  October 1, 2015
1.899425.113

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2014
Prospectus

Effective October 1, 2015, the Adviser replaced the MSCI EAFE Index with the MSCI ACWI ex USA Index as a component of each fund's composite benchmark.

The following information replaces the similar information for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, found under the heading "Investment Details" in each fund's "Fund Basics" section on pages 32, 33, 34, 35, 36, 37, and 38, respectively.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund's assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund's allocation to the stock class.

AAR-15-02  October 1, 2015
1.885797.114

Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor Asset Manager® 20%	FTAWX	FTDWX	FTBWX	FTCWX	FTIWX
Fidelity Advisor Asset Manager 30%	FTAAX	FTTNX	FTBNX	FCANX	FTINX
Fidelity Advisor Asset Manager 40%	FFNAX	FFNTX	FFNBX	FFNCX	FFNIX
Fidelity Advisor Asset Manager 50%	FFAMX	FFTMX	FFBMX	FFCMX	FFIMX
Fidelity Advisor Asset Manager 60%	FSAAX	FSATX	FSABX	FSCNX	FSNIX
Fidelity Advisor Asset Manager 70%	FAASX	FTASX	FBASX	FCASX	FAAIX
Fidelity Advisor Asset Manager 85%	FEYAX	FEYTX	FEYBX	FEYCX	FEYIX

Fidelity Advisor Asset Manager 20% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager® 20%; Fidelity Advisor Asset Manager 30% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 30%; Fidelity Advisor Asset Manager 40% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 40%; Fidelity Advisor Asset Manager 50% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 50%; Fidelity Advisor Asset Manager 60% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 60%; Fidelity Advisor Asset Manager 70% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 70%; and Fidelity Advisor Asset Manager 85% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 85%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2014

Effective October 1, 2015, the Adviser replaced the MSCI EAFE Index with the MSCI ACWI ex USA Index as a component of each fund's composite benchmark.

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AAR-AARIB-15-02  October 1, 2015
1.893758.107

Supplement to the

Fidelity Asset Manager® 20% (FASIX), Fidelity Asset Manager 30% (FTANX), Fidelity Asset Manager 40% (FFANX), Fidelity Asset Manager 50% (FASMX), Fidelity Asset Manager 60% (FSANX), Fidelity Asset Manager 70% (FASGX), and Fidelity Asset Manager 85% (FAMRX)

Fidelity Asset Manager 20% is a Class of shares of Fidelity Asset Manager 20%;
Fidelity Asset Manager 30% is a Class of shares of Fidelity Asset Manager 30%;
Fidelity Asset Manager 40% is a Class of shares of Fidelity Asset Manager 40%;
Fidelity Asset Manager 50% is a Class of shares of Fidelity Asset Manager 50%;
Fidelity Asset Manager 60% is a Class of shares of Fidelity Asset Manager 60%;
Fidelity Asset Manager 70% is a Class of shares of Fidelity Asset Manager 70%;
and Fidelity Asset Manager 85% is a Class of shares of Fidelity Asset Manager 85%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2014

Effective October 1, 2015, the Adviser replaced the MSCI EAFE Index with the MSCI ACWI ex USA Index as a component of each fund's composite benchmark.

ARB-15-01  October 1, 2015
1.473233.127